Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,	$ 774	$ 708	$ 679
Additions for tax positions of prior years	74	117	105
Reductions for tax positions of prior years	(88)	(37)	(82)
Additions for tax positions of current year	23	39	32
Reductions for tax positions of current year	0	(1)	(9)
Settlements with tax authorities	(4)	(52)	(15)
Lapses of statutes of limitations	0	0	(2)
Balance at December 31,	779	774	708
Unrecognized tax benefits that, if recognized would impact the effective rate	$ 690	$ 661	$ 566